BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - BUSINESS COMBINATIONS (Details)	Dec. 31, 2020
R Brasil Solucoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	18.51%